LONG TERM DEBT (Tables) - New Dragonfly	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of deposits into reserve accounts	Initial deposits into the reserve accounts consisted of the following items:

Payment Reserve Fund	$3,044
Capitalized Interest Fund	144
Total	$3,188
Deposits into the reserve accounts consisted of the following items:

Payment Reserve Fund	$3,044
Capitalized Interest Fund	144
Total	$3,188

Summary of future debt maturities

At September 30, 2022, the future debt maturities are as follows:

For Years Ended December 31,
2022 (3 months)	$1,875
2023	22,500
2024	20,625
Total	45,000
Less: Unamortized debt issuance costs, noncurrent	(4,289)
Total debt	40,711
Less: current portion of debt, net of debt discount	(16,529)
Total long‑term debt	$24,182

At December 31, 2021, the future debt maturities are as follows:

2022	$1,875
2023	22,500
2024	20,625
Total	45,000
Less: Unamortized debt issuance costs	(6,072)
Total debt	38,928
Less: current portion of debt	(1,875)
Total long-term debt	$37,053